UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21593

Kayne Anderson MLP Investment Company

(Exact name of registrant as specified in charter)

811 Main Street, 14th Floor

Houston, Texas 77002

(Address of principal executive offices) (Zip code)

David Shladovsky, Esq.

KA Fund Advisors, LLC

811 Main Street, 14th Floor

Houston, Texas 77002

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 493-2020

Date of fiscal year end: November 30, 2018

Date of reporting period: February 28, 2018

Item 1. Schedule of Investments.

KAYNE ANDERSON MLP INVESTMENT COMPANY

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2018

(amounts in 000’s)

(UNAUDITED)

Description	No. of Shares/Units	Value
Long-Term Investments — 163.4%
Equity Investments(1) — 163.4%
Midstream MLP(2) — 139.4%
Andeavor Logistics LP	734	$34,107
Antero Midstream Partners LP	491	12,807
BP Midstream Partners LP	2,542	48,451
Buckeye Partners, L.P.	3,391	151,924
Cheniere Energy Partners, L.P.	901	26,411
Crestwood Equity Partners LP	1,443	38,597
DCP Midstream, LP	3,142	112,599
Dominion Midstream Partners, LP — Convertible Preferred Units(3)(4)(5)	525	14,741
Enbridge Energy Management, L.L.C.(6)	2,444	28,786
Enbridge Energy Partners, L.P.	2,312	28,922
Energy Transfer Partners, L.P.	18,385	334,790
EnLink Midstream Partners, LP	4,353	63,553
Enterprise Products Partners L.P.	18,437	468,661
EQT Midstream Partners, LP	654	40,217
Genesis Energy, L.P.	646	12,886
Global Partners LP	861	14,080
Magellan Midstream Partners, L.P.	1,930	120,519
MPLX LP	4,798	165,686
MPLX LP — Convertible Preferred Units(3)(4)(7)	2,255	89,043
Noble Midstream Partners LP	524	25,256
Oasis Midstream Partners LP	675	11,117
Phillips 66 Partners LP	583	28,636
Plains All American Pipeline, L.P.(8)	8,465	178,606
Plains GP Holdings, L.P. — Plains AAP, L.P.(4)(8)(9)	1,278	26,956
Shell Midstream Partners, L.P.	3,495	84,043
Spectra Energy Partners, LP	1,357	53,332
Sprague Resources LP	713	16,928
Summit Midstream Partners, LP	1,877	31,622
Tallgrass Energy Partners, LP(10)	1,558	59,734
TC PipeLines, LP	843	41,397
Western Gas Partners, LP	3,879	180,573
Williams Partners L.P.	7,545	273,439

		2,818,419

Midstream Company — 21.3%
Kinder Morgan, Inc.	1,105	17,893
ONEOK, Inc.	4,698	264,652
Targa Resources Corp.	3,332	148,781

		431,326

Shipping MLP — 1.2%
Capital Product Partners L.P. — Class B Units(3)(4)(11)	3,030	23,848

General Partner MLP — 1.1%
Energy Transfer Equity, L.P.	1,425	22,092

KAYNE ANDERSON MLP INVESTMENT COMPANY

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2018

(amounts in 000’s)

(UNAUDITED)

Description	No. of Shares/Units	Value
Upstream MLP — 0.4%
Viper Energy Partners LP	375	$8,483

Total Long-Term Investments (Cost — $2,730,851)		3,304,168

Short-Term Investment — 3.6%
Money Market Fund — 3.6%
JPMorgan 100% U.S. Treasury Securities Money Market Fund - Capital Shares, 1.31%(12) (Cost — $72,688)	72,688	72,688

Total Investments — United States — 167.0% (Cost — $2,803,539)		3,376,856

Debt		(747,000)
Mandatory Redeemable Preferred Stock at Liquidation Value		(292,000)
Current Income Tax Liability		(22)
Deferred Income Tax Liability		(320,263)
Other Assets in Excess of Other Liabilities		4,637

Net Assets Applicable to Common Stockholders		$2,022,208

(1)	Unless otherwise noted, equity investments are common units/common shares.

(2)	Includes limited liability companies and affiliates of master limited partnerships.

(3)	Fair valued security.

(4)	The Company’s ability to sell this security is subject to certain legal or contractual restrictions. As of February 28, 2018, the aggregate value of restricted securities held by the Company was $154,588 (4.6% of total assets), which included $26,956 of Level 2 securities and $127,632 of Level 3 securities.

(5)	On December 1, 2016, the Company purchased, in a private placement, Series A Convertible Preferred Units (“DM Convertible Preferred Units”) from Dominion Midstream Partners, LP (“DM”). The DM Convertible Preferred Units are senior to the common units in terms of liquidation preference and priority of distributions and pay a quarterly distribution of $0.3135 per unit for the first two years and thereafter will pay the higher of (a) $0.3135 per unit or (b) the distribution that the DM Convertible Preferred Units would receive on an as converted basis. For the first two years, the distribution may be paid, at DM’s option, in cash or in units. After two years, the distribution will be paid in cash. Holders of the DM Convertible Preferred Units may convert on a one-for-one basis to DM common units any time after December 1, 2018.

(6)	Dividends are paid-in-kind.

(7)	On May 13, 2016, the Company purchased, in a private placement, Series A Convertible Preferred Units (“MPLX Convertible Preferred Units”) from MPLX LP (“MPLX”). The MPLX Convertible Preferred Units are senior to the common units in terms of liquidation preference and priority of distributions and pay a quarterly distribution of $0.528125 per unit for the first two years and thereafter will pay the higher of (a) $0.528125 per unit or (b) the distribution that the MPLX Convertible Preferred Units would receive on an as converted basis. Holders of the MPLX Convertible Preferred Units may convert on a one-for-one basis to MPLX common units any time after May 13, 2019.

(8)	The Company believes that it is an affiliate of Plains AAP, L.P. (“PAGP-AAP”) and Plains All American Pipeline, L.P. (“PAA”).

KAYNE ANDERSON MLP INVESTMENT COMPANY

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2018

(amounts in 000’s)

(UNAUDITED)

(9)	The Company’s ownership of PAGP-AAP is exchangeable on a one-for-one basis into either Plains GP Holdings, L.P. (“PAGP”) shares or PAA units at the Company’s option. The Company values its PAGP-AAP investment on an “as exchanged” basis based on the higher public market value of either PAGP or PAA. As of February 28, 2018, the Company’s PAGP-AAP investment is valued at PAA’s closing price.

(10)	On March 26, 2018, Tallgrass Energy GP, LP (“TEGP”) and Tallgrass Energy Partners, LP (“TEP”) announced an agreement under which TEGP will acquire all TEP common units in a stock-for-unit merger.

(11)	Class B Units are convertible on a one-for-one basis into common units of Capital Product Partners L.P. (“CPLP”) and are senior to the common units in terms of liquidation preference and priority of distributions (liquidation preference of $9.00 per unit). The Class B Units pay quarterly cash distributions and are convertible at any time at the option of the holder. The Class B Units paid a distribution of $0.21375 per unit for the first quarter.

(12)	The rate indicated is the current yield as of February 28, 2018.

From time to time, the Company’s ability to sell certain of its investments is subject to certain legal or contractual restrictions. For instance, private investments that are not registered under the Securities Act of 1933, as amended (the “Securities Act”), cannot be offered for public sale in a non-exempt transaction without first being registered. In other cases, certain of the Company’s investments have restrictions such as lock-up agreements that preclude the Company from offering these securities for public sale.

At February 28, 2018, the Company held the following restricted investments:

Investment	Acquisition Date	Type of Restriction	Number of Units (in 000’s)	Cost Basis (GAAP)	Fair Value	Fair Value Per Unit	Percent of Net Assets	Percent of Total Assets
Level 2 Investments (1)
Plains GP Holdings, L.P.— Plains AAP, L.P.	(2)	(3)	1,278	$6,269	$26,956	$21.10	1.3%	0.8%
Level 3 Investments (4)
Capital Product Partners L.P.
Class B Units	(2)	(5)	3,030	$16,467	$23,848	$7.87	1.2%	0.7%
Dominion Midstream Partners, LP
Convertible Preferred Units	12/1/16	(5)	525	13,883	14,741	28.06	0.7	0.5
MPLX LP
Convertible Preferred Units	5/13/16	(5)	2,255	72,217	89,043	39.48	4.4	2.6

Total				$102,567	$127,632		6.3%	3.8%

Total of all restricted securities				$108,836	$154,588		7.6%	4.6%

(1)	The Company values its investment in Plains AAP, L.P. (“PAGP-AAP”) on an “as exchanged” basis based on the higher public market value of either Plains GP Holdings, L.P. (“PAGP”) or Plains All American, L.P. (“PAA”). As of February 28, 2018, the Company’s PAGP-AAP investment is valued at PAA’s closing price.

(2)	Security was acquired at various dates in prior fiscal years.

(3)	The Company’s investment in PAGP-AAP is exchangeable on a one-for-one basis into either PAGP shares or PAA units at the Company’s option. Upon exchange, the PAGP shares or the PAA units will be freely tradable.

(4)	Securities are valued using inputs reflecting the Company’s own assumptions.

(5)	Unregistered or restricted security of a publicly-traded company.

At February 28, 2018, the cost basis of investments for federal income tax purposes was $1,910,490. At February 28, 2018, gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,508,302
Gross unrealized depreciation	(41,935)

Net unrealized appreciation	$1,466,367

The cost basis for federal income tax purposes is estimated based on information available from the Company’s portfolio companies. In some cases, this information is very limited. Accordingly, the actual cost basis may prove higher or lower than the estimated cost basis included above.

As required by the Fair Value Measurement and Disclosures of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC 820”), the Company has performed an analysis of all assets and liabilities (other than deferred taxes) measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 — Valuations based on quoted unadjusted prices for identical instruments in active markets traded on a national exchange to which the Company has access at the date of measurement.

•

Level 2 — Valuations based on quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Company’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the Company’s assets measured at fair value on a recurring basis at February 28, 2018, and the Company presents these assets by security type and description on its Schedule of Investments. Note that the valuation levels below are not necessarily an indication of the risk or liquidity associated with the underlying investment.

	Total	Quoted Prices in Active Markets (Level 1)	Prices with Other Observable Inputs (Level 2)		Unobservable Inputs (Level 3)
Assets at Fair Value
Equity investments	$3,304,168	$3,149,580	$26,956	(1)	$127,632
Short-term investments	72,688	72,688	—		—

Total assets at fair value	$3,376,856	$3,222,268	$26,956		$127,632

(1)	The Company’s investment in Plains AAP, L.P. (“PAGP-AAP”) is exchangeable on a one-for-one basis into either Plains GP Holdings, L.P. (“PAGP”) shares or Plains All American Pipeline, L.P. (“PAA”) units at the Company’s option. The Company values its PAGP-AAP investment on an “as exchanged” basis based on the higher public market value of either PAGP or PAA. As of February 28, 2018, the Company’s PAGP-AAP investment is valued at PAA’s closing price. The Company categorizes its investment as a Level 2 security for fair value reporting purposes.

The Company did not have any liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at February 28, 2018. For the three months ended February 28, 2018, there were no transfers between Level 1 and Level 2.

The following table presents the Company’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the three months ended February 28, 2018.

Equity Investments
Balance — November 30, 2017	$132,520
Purchases	—
Transfers out to Level 1 and 2	—
Realized gains (losses)	—
Unrealized gains (losses), net	(4,888)

Balance — February 28, 2018	$127,632

The $4,888 of net unrealized losses relate to investments that were still held at the end of the reporting period.

As of February 28, 2018, the Company held no derivative instruments, and during the three months ended February 28, 2018, the Company did not have any activity involving derivative instruments.

The Company’s investments are concentrated in the energy sector. The focus of the Company’s portfolio within the energy sector may present more risks than if the Company’s portfolio were broadly diversified across numerous sectors of the economy. A downturn in the energy sector would have a larger impact on the Company than on an investment company that does not focus on the energy sector. The performance of securities in the energy sector may lag the performance of other industries or the broader market as a whole. Additionally, to the extent that the Company invests a relatively high percentage of its assets in the securities of a limited number of issuers, the Company may be more susceptible than a more widely diversified investment company to any single economic, political or regulatory occurrence. At February 28, 2018, the Company had the following investment concentrations:

Category	Percent of Long-Term Investments
Securities of energy companies	100.0%
Equity securities	100.0%
Securities of MLPs(1)	86.9%
Midstream Energy Companies	99.7%
Largest single issuer	14.2%
Restricted securities	4.7%

(1)	Securities of MLPs consist of energy-related partnerships and their affiliates (including affiliates of MLPs that own general partner interests or, in some cases subordinated units, registered or unregistered common units, or other limited partner units in a MLP) and partnerships that elected to be taxed as a corporation for federal income tax purposes.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Company’s annual report previously filed with the Securities and Exchange Commission on form N-CSR on January 29, 2018 with a file number 811-21593.

Other information regarding the Company is available in the Company’s most recent annual report. This information is also available on the Company’s website at www.kaynefunds.com; or on the website of the Securities and Exchange Commission, www.sec.gov.

Item 2. Controls and Procedures.

(a) As of a date within 90 days of the filing date of this report, the principal executive officer and the principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed as exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KAYNE ANDERSON MLP INVESTMENT COMPANY

/S/ KEVIN S. MCCARTHY
Name: Kevin S. McCarthy Title: Chairman of the Board of Directors
and Chief Executive Officer
Date: April 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/S/ KEVIN S. MCCARTHY
Name: Kevin S. McCarthy Title: Chairman of the Board of Directors
and Chief Executive Officer
Date: April 26, 2018

/S/ TERRY A. HART
Name: Terry A. Hart Title: Chief Financial Officer and Treasurer
Date: April 26, 2018